short-term borrowings (Details) - CAD ($) $ in Millions	May 22, 2024	Dec. 31, 2025	Dec. 31, 2024
short-term borrowings
Trade receivables and unbilled customer finance receivables, maximum capacity	$ 1,600
Cash proceeds from monthly sales	$ 920
Short-term borrowings		$ 920	$ 922
TELUS Communications Inc. | New revolving period securitization agreement
short-term borrowings
Short-term borrowings		$ 900
TELUS Communications Inc. | Revolving period securitization agreement
short-term borrowings
Short-term borrowings			$ 900